Parent, Guarantor, Non-Guarantor Unaudited Consolidating Condensed Financial Statements - Consolidating Condensed Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements [Line Items]
Consolidating Condensed Statement of Operations
PARKER DRILLING COMPANY AND SUBSIDIARIES
CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS
(Dollars in Thousands)
(Unaudited)

	Year ended December 31, 2014
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Total revenues	$—	$506,205	$640,147	$(177,668)	$968,684
Operating expenses	—	279,396	567,653	(177,668)	669,381
Depreciation and amortization	—	87,248	57,873	—	145,121
Total operating gross margin	—	139,561	14,621	—	154,182
General and administration expense (1)	(302)	(33,035)	(1,679)	—	(35,016)
Gain (loss) on disposition of assets, net	(79)	1,156	(23)	—	1,054
Total operating income (loss)	(381)	107,682	12,919	—	120,220
Other income and (expense):
Interest expense	(46,527)	(148)	(7,692)	10,102	(44,265)
Interest income	1,478	623	8,196	(10,102)	195
Loss on extinguishment of debt	(30,152)	—	—	—	(30,152)
Other	—	2,810	(271)	—	2,539
Equity in net earnings of subsidiaries	67,399	—	—	(67,399)	—
Total other income (expense)	(7,802)	3,285	233	(67,399)	(71,683)
Income (loss) before income taxes	(8,183)	110,967	13,152	(67,399)	48,537
Income tax expense (benefit):
Current	(17,702)	24,106	16,163	—	22,567
Deferred	(13,932)	16,949	(1,508)	—	1,509
Income tax expense (benefit)	(31,634)	41,055	14,655	—	24,076
Net income (loss)	23,451	69,912	(1,503)	(67,399)	24,461
Less: Net income attributable to noncontrolling interest	—	—	1,010	—	1,010
Net income (loss) attributable to controlling interest	$23,451	$69,912	$(2,513)	$(67,399)	$23,451
(1)General and administration expenses for field operations are included in operating expenses.

PARKER DRILLING COMPANY AND SUBSIDIARIES
CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS
(Dollars in Thousands)
(Unaudited)

	Year ended December 31, 2013
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Total revenues	$—	$468,073	$549,295	$(143,196)	$874,172
Operating expenses	—	252,211	462,657	(143,196)	571,672
Depreciation and amortization	—	77,416	56,637	—	134,053
Total operating gross margin	—	138,446	30,001	—	168,447
General and administration expense (1)	(202)	(67,083)	(740)	—	(68,025)
Provision for reduction in carrying value of certain assets	—	—	(2,544)	—	(2,544)
Gain on disposition of assets, net	—	1,759	2,235	—	3,994
Total operating income (loss)	(202)	73,122	28,952	—	101,872
Other income and (expense):
Interest expense	(51,439)	(335)	(9,930)	13,884	(47,820)
Interest income	3,824	1,761	10,749	(13,884)	2,450
Loss on extinguishment of debt	(5,218)	—	—	—	(5,218)
Changes in fair value of derivative positions	53	—	—	—	53
Other	(1)	(143)	1,594	—	1,450
Equity in net earnings of subsidiaries	55,430	—	—	(55,430)	—
Total other income (expense)	2,649	1,283	2,413	(55,430)	(49,085)
Income (loss) before income taxes	2,447	74,405	31,365	(55,430)	52,787
Income tax expense (benefit):
Current	(21,431)	18,737	15,603	—	12,909
Deferred	(3,137)	19,454	(3,618)	—	12,699
Income tax expense (benefit)	(24,568)	38,191	11,985	—	25,608
Net income (loss)	27,015	36,214	19,380	(55,430)	27,179
Less: Net income attributable to noncontrolling interest	—	—	164	—	164
Net income (loss) attributable to controlling interest	$27,015	$36,214	$19,216	$(55,430)	$27,015
(1)General and administration expenses for field operations are included in operating expenses.

PARKER DRILLING COMPANY AND SUBSIDIARIES
CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS
(Dollars in Thousands)
(Unaudited)

	Year ended December 31, 2012
	Parent	Guarantor	Non-Guarantor	Eliminations	Consolidated
Total revenues	$—	$393,738	$385,279	$(101,256)	$677,761
Operating expenses	—	184,946	329,498	(101,256)	413,188
Depreciation and amortization	—	65,354	47,663	—	113,017
Total operating gross margin	—	143,438	8,118	—	151,556
General and administration expense (1)	(182)	(45,758)	(317)	—	(46,257)
Gain on disposition of assets, net	—	775	1,199	—	1,974
Total operating income (loss)	(182)	98,455	9,000	—	107,273
Other income and (expense):
Interest expense	(37,326)	(151)	(8,739)	12,674	(33,542)
Interest income	9,863	5,073	41,999	(56,782)	153
Loss on extinguishment of debt	(2,130)	—	—	—	(2,130)
Changes in fair value of derivative positions	55	—	—	—	55
Other	—	(206)	(626)	—	(832)
Equity in net earnings of subsidiaries	43,884	—	—	(43,884)	—
Total other income and (expense)	14,346	4,716	32,634	(87,992)	(36,296)
Income (loss) before income taxes	14,164	103,171	41,634	(87,992)	70,977
Income tax expense (benefit):
Current	(25,406)	32,781	10,667	—	18,042
Deferred	2,257	15,429	(1,849)	—	15,837
Total income tax expense (benefit)	(23,149)	48,210	8,818	—	33,879
Net income (loss)	37,313	54,961	32,816	(87,992)	37,098
Less: Net (loss) attributable to noncontrolling interest	—	—	(215)	—	(215)
Net income (loss) attributable to controlling interest	$37,313	$54,961	$33,031	$(87,992)	$37,313

Total revenues	$ 243,213	$ 242,012	$ 254,234	$ 229,225	$ 243,321	$ 237,762	$ 225,954	$ 167,135	$ 968,684	$ 874,172	$ 677,761
Operating expenses									669,381	571,672	413,188
Depreciation and amortization									145,121	134,053	113,017
Total operating gross margin	36,768	45,066	43,485	28,863	48,564	48,733	50,273	20,877	154,182	168,447	151,556
General and administration expense									(35,016)	(68,025)	(46,257)
Provision for reduction in carrying value of certain assets									0	(2,544)	0
Gain on disposition of assets, net									1,054	3,994	1,974
Total operating income	27,714	35,239	37,497	19,770	28,516	35,589	28,587	9,180	120,220	101,872	107,273
Other income and (expense):
Interest expense									(44,265)	(47,820)	(33,542)
Interest income									195	2,450	153
Loss on extinguishment of debt									(30,152)	(5,218)	(2,130)
Changes in fair value of derivative positions									0	53	55
Other									2,539	1,450	(832)
Change in fair value of derivative positions										53	55
Equity In Net Earnings Of Subsidiaries									0	0	0
Total other expense									(71,683)	(49,085)	(36,296)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest									48,537	52,787	70,977
Current Income Tax Expense (Benefit)									22,567	12,909	18,042
Deferred Income Tax Expense (Benefit)									1,509	12,699	15,837
Total income tax expense (benefit)									24,076	25,608	33,879
Net income									24,461	27,179	37,098
Net Income (Loss) Attributable to Noncontrolling Interest									1,010	164	(215)
Net income (loss) attributable to controlling interest	7,753	12,566	15,681	(12,549)	10,172	7,970	8,281	592	23,451	27,015	37,313
Parent [Member]
Condensed Financial Statements [Line Items]
Total revenues									0	0	0
Operating expenses									0	0	0
Depreciation and amortization									0	0	0
Total operating gross margin									0	0	0
General and administration expense									(302)	(202)	(182)
Provision for reduction in carrying value of certain assets										0
Gain on disposition of assets, net									(79)	0	0
Total operating income									(381)	(202)	(182)
Other income and (expense):
Interest expense									(46,527)	(51,439)	(37,326)
Interest income									1,478	3,824	9,863
Loss on extinguishment of debt									(30,152)	(5,218)	(2,130)
Other									0	(1)	0
Change in fair value of derivative positions										53	55
Equity In Net Earnings Of Subsidiaries									67,399	55,430	43,884
Total other expense									(7,802)	2,649	14,346
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest									(8,183)	2,447	14,164
Current Income Tax Expense (Benefit)									(17,702)	(21,431)	(25,406)
Deferred Income Tax Expense (Benefit)									(13,932)	(3,137)	2,257
Total income tax expense (benefit)									(31,634)	(24,568)	(23,149)
Net income									23,451	27,015	37,313
Net Income (Loss) Attributable to Noncontrolling Interest									0	0	0
Net income (loss) attributable to controlling interest									23,451	27,015	37,313
Guarantor [Member]
Condensed Financial Statements [Line Items]
Total revenues									506,205	468,073	393,738
Operating expenses									279,396	252,211	184,946
Depreciation and amortization									87,248	77,416	65,354
Total operating gross margin									139,561	138,446	143,438
General and administration expense									(33,035)	(67,083)	(45,758)
Provision for reduction in carrying value of certain assets										0
Gain on disposition of assets, net									1,156	1,759	775
Total operating income									107,682	73,122	98,455
Other income and (expense):
Interest expense									(148)	(335)	(151)
Interest income									623	1,761	5,073
Loss on extinguishment of debt									0	0	0
Other									2,810	(143)	(206)
Change in fair value of derivative positions										0	0
Equity In Net Earnings Of Subsidiaries									0	0	0
Total other expense									3,285	1,283	4,716
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest									110,967	74,405	103,171
Current Income Tax Expense (Benefit)									24,106	18,737	32,781
Deferred Income Tax Expense (Benefit)									16,949	19,454	15,429
Total income tax expense (benefit)									41,055	38,191	48,210
Net income									69,912	36,214	54,961
Net Income (Loss) Attributable to Noncontrolling Interest									0	0	0
Net income (loss) attributable to controlling interest									69,912	36,214	54,961
Non-Guarantor [Member]
Condensed Financial Statements [Line Items]
Total revenues									640,147	549,295	385,279
Operating expenses									567,653	462,657	329,498
Depreciation and amortization									57,873	56,637	47,663
Total operating gross margin									14,621	30,001	8,118
General and administration expense									(1,679)	(740)	(317)
Provision for reduction in carrying value of certain assets										(2,544)
Gain on disposition of assets, net									(23)	2,235	1,199
Total operating income									12,919	28,952	9,000
Other income and (expense):
Interest expense									(7,692)	(9,930)	(8,739)
Interest income									8,196	10,749	41,999
Loss on extinguishment of debt									0	0	0
Other									(271)	1,594	(626)
Change in fair value of derivative positions										0	0
Equity In Net Earnings Of Subsidiaries									0	0	0
Total other expense									233	2,413	32,634
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest									13,152	31,365	41,634
Current Income Tax Expense (Benefit)									16,163	15,603	10,667
Deferred Income Tax Expense (Benefit)									(1,508)	(3,618)	(1,849)
Total income tax expense (benefit)									14,655	11,985	8,818
Net income									(1,503)	19,380	32,816
Net Income (Loss) Attributable to Noncontrolling Interest									1,010	164	(215)
Net income (loss) attributable to controlling interest									(2,513)	19,216	33,031
Eliminations [Member]
Condensed Financial Statements [Line Items]
Total revenues									(177,668)	(143,196)	(101,256)
Operating expenses									(177,668)	(143,196)	(101,256)
Depreciation and amortization									0	0	0
Total operating gross margin									0	0	0
General and administration expense									0	0	0
Provision for reduction in carrying value of certain assets										0
Gain on disposition of assets, net									0	0	0
Total operating income									0	0	0
Other income and (expense):
Interest expense									10,102	13,884	12,674
Interest income									(10,102)	(13,884)	(56,782)
Loss on extinguishment of debt									0	0	0
Other									0	0	0
Change in fair value of derivative positions										0	0
Equity In Net Earnings Of Subsidiaries									(67,399)	(55,430)	(43,884)
Total other expense									(67,399)	(55,430)	(87,992)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest									(67,399)	(55,430)	(87,992)
Current Income Tax Expense (Benefit)									0	0	0
Deferred Income Tax Expense (Benefit)									0	0	0
Total income tax expense (benefit)									0	0	0
Net income									(67,399)	(55,430)	(87,992)
Net Income (Loss) Attributable to Noncontrolling Interest									0	0	0
Net income (loss) attributable to controlling interest									$ (67,399)	$ (55,430)	$ (87,992)